FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2008

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Marietta Investment Partners, LLC
Address:    100 East Wisconsin Avenue, Suite 2650
            Milwaukee, WI 53202

Form 13F File Number:   28-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:       Christine M. Smyth
Title:      Development Director and Chief Compliance Officer
Phone:      (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth    Milwaukee, Wisconsin    11/13/08
-----------------------   --------------------   ----------
      (Signature)            (City, State)        (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          100

Form 13F Information Table Value Total:    $ 141,728
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                       Marietta Investment Partners, LLC
                           Form 13F Information Table
                               September 30, 2008

                                                                                                 Voting Authority
                                                                                               --------------------
Name of Issuer                 Title of class CUSIP     Value    Shares/ Sh/ Put/ Invstmt Otr
                                                        (x$1000) Prn Amt Prn Call Dscretn Mgrs Sole     Shrd None
--------------------------     -------------- --------- -------- ------- --- ---- ------- ---- -------  ---- ------
3M CO.                         COM            88579Y101      962  14,085 SH       Sole           14,085
ABB LTD.                       SPONSORED ADR  000375204    2,902 149,606 SH       Sole          122,801      26,805
ABBOTT LABS                    COM            002824100    1,754  30,465 SH       Sole           30,465
AFLAC INC.                     COM            001055102      823  14,000 SH       Sole           12,200       1,800
AMPHENOL CORP NEW              CL A           032095101    2,624  65,377 SH       Sole           47,887      17,490
APPLE COMPUTER INC.            COM            037833100      651   5,732 SH       Sole            5,662          70
ARCADIA RES INC.               COM            039209101        3  13,000 SH       Sole           13,000
AT&T INC.                      COM            00206R102      215   7,695 SH       Sole            7,602          93
BANCO SANTANDER CHILE          SP ADR REP COM 05965X109      797  18,628 SH       Sole           17,808         820
BAXTER INTL INC.               COM            071813109    3,076  46,873 SH       Sole           36,188      10,685
BECTON DICKINSON & CO.         COM            075887109      481   5,990 SH       Sole            5,805         185
BERKSHIRE HATHAWAY INC.        CL A           084670108    1,698      13 SH       Sole               13
BERKSHIRE HATHAWAY INC.        CL B           084670207    3,046     693 SH       Sole              693
BP PLC                         SPONSORED ADR  055622104    1,037  20,674 SH       Sole           20,674
BRIGGS & STRATTON CORP.        COM            109043109      272  16,800 SH       Sole           16,800
BRISTOL MYERS SQUIBB           COM            110122108      272  13,026 SH       Sole           13,026
BURLINGTON NRTHN SANTA         COM            12189T104    1,434  15,518 SH       Sole           15,368         150
CAMERON INTL CORP.             COM            13342b105    2,228  57,813 SH       Sole           40,423      17,390
CAMPBELL SOUP CO.              COM            134429109      425  11,000 SH       Sole           11,000
CHEVRON CORP NEW               COM            166764100    2,114  25,625 SH       Sole           21,650       3,975
CISCO SYS INC.                 COM            17275R102      347  15,372 SH       Sole           14,672         700
CNOOC LTD.                     SPONSORED ADR  126132109    2,780  24,278 SH       Sole           17,423       6,855
COACH INC.                     COM            189754104      813  32,470 SH       Sole           32,470
COCA COLA CO.                  COM            191216100      446   8,425 SH       Sole            8,225         200
COLGATE PALMOLIVE CO.          COM            194162103    1,897  25,175 SH       Sole           17,000       8,175
COMPANHIA VALE DO RIO          SPONSORED ADR  204412209    2,240 116,995 SH       Sole           93,900      23,095
CONOCOPHILLIPS                 COM            20825C104      497   6,784 SH       Sole            6,784
DANAHER CORP DEL               COM            235851102    2,374  34,206 SH       Sole           23,961      10,245
DENTSPLY INTL INC. NEW         COM            249030107    2,428  64,676 SH       Sole           47,661      17,015
DEVON ENERGY CORP NEW          COM            25179M103      909   9,964 SH       Sole            9,624         340
DOMINION RES VA NEW            COM            25746U109      808  18,884 SH       Sole           18,884
DOW CHEM CO.                   COM            260543103      909  28,600 SH       Sole           28,600
DU PONT E I DE NEMOURS         COM            263534109      713  17,700 SH       Sole           17,700
E M C CORP MASS                COM            268648102      124  10,367 SH       Sole           10,032         335
EMCOR GROUP INC.               COM            29084Q100      351  13,325 SH       Sole           13,255          70
EMERSON ELEC CO.               COM            291011104    2,788  68,349 SH       Sole           53,899      14,450
EXXON MOBIL CORP.              COM            30231G102    5,255  67,665 SH       Sole           67,665
FASTENAL CO.                   COM            311900104    1,179  23,875 SH       Sole           23,875
FISERV INC.                    COM            337738108    1,895  40,050 SH       Sole           40,050
FLUOR CORP NEW                 COM            343412102    2,197  39,446 SH       Sole           28,566      10,880
FOMENTO ECO MEX S A B          SPON ADR UNITS 344419106    1,705  44,695 SH       Sole           32,555      12,140
FREEPORT-MCMORAN COP&G         COM            35671D857    1,097  19,299 SH       Sole           18,649         650
FRESENIUS MEDCRE AG&CO.        SPONSORED ADR  358029106      507   9,755 SH       Sole            8,825         930
GENERAL ELEC CO.               COM            369604103    1,661  65,150 SH       Sole           61,371       3,779
GENERAL MLS INC.               COM            370334104      276   4,015 SH       Sole            3,815         200
GILEAD SCIENCES INC.           COM            375558103    3,628  79,517 SH       Sole           62,317      17,200
GOOGLE INC.                    CL A           38259P508    1,945   4,857 SH       Sole            3,582       1,275
HEWLETT PACKARD CO.            COM            428236103    3,097  66,967 SH       Sole           59,742       7,225
INTERNATIONAL BUSINESS MACHS C COM            459200101      929   7,943 SH       Sole            7,943
ISHARES TR                     DJ US FINL SVC 464287770    1,501  20,305 SH       Sole           20,305
ISHARES TR                     NASDQ BIO INDX 464287556      346   4,250 SH       Sole            4,250
ISHARES TR                     RUSSELL MCP GR 464287481      251   5,780 SH       Sole            5,090         690
ISHARES TR                     RUSSELL1000GRW 464287614      556  11,445 SH       Sole           11,445
ISHARES TR                     S&P SMLCAP 600 464287804      564   9,470 SH       Sole            8,910         560
ITRON INC.                     COM            465741106      206   2,325 SH       Sole            2,325
JOHNSON & JOHNSON              COM            478160104      942  13,594 SH       Sole           13,594
JOHNSON CTLS INC.              COM            478366107      656  21,628 SH       Sole           21,628
JPMORGAN CHASE & COMPANY       COM            46625H100    4,505  96,463 SH       Sole           78,648      17,815
KIMBERLY CLARK CORP.           COM            494368103    1,667  25,710 SH       Sole           25,710
KOHLS CORP.                    COM            500255104      584  12,680 SH       Sole           12,630          50
MANPOWER INC.                  COM            56418H100      449  10,400 SH       Sole           10,400
MARSHALL & ILSLEY CP N         COM            571837103      671  33,283 SH       Sole           33,283
MCDONALDS CORP.                COM            580135101    3,606  58,452 SH       Sole           47,342      11,110
MEDCO HEALTH SOLUTIONS         COM            58405U102    1,105  24,552 SH       Sole           24,552
MEDTRONIC INC.                 COM            585055106      298   5,958 SH       Sole            5,058         900
METAVANTE TECHNLG INC.         COM            591407101      274  14,238 SH       Sole           14,238
MICROSOFT CORP.                COM            594918104      625  23,399 SH       Sole           20,999       2,400
MONSANTO CO NEW                COM            61166W101    3,397  34,321 SH       Sole           26,491       7,830
NATIONAL OILWELL VARCO         COM            637071101    1,145  22,805 SH       Sole           21,675       1,130
NATIONAL PRESTO INDS.          COM            637215104      405   5,437 SH       Sole            5,437
NEWMONT MINING CORP.           COM            651639106      203   5,234 SH       Sole            5,234
NIKE INC.                      CL B           654106103    2,816  42,095 SH       Sole           30,345      11,750
NOVO-NORDISK A S               ADR            670100205    4,364  85,242 SH       Sole           70,622      14,620
PEPSICO INC.                   COM            713448108    2,676  37,546 SH       Sole           37,416         130
PETROLEO BRASILEIRO SA         SPONSORED ADR  71654V408    2,578  58,660 SH       Sole           48,860       9,800
PHILIP MORRIS INTL INC.        COM            718172109      601  12,505 SH       Sole           12,505
POWERSHARES ETF TRUST          WATER RESOURCE 73935X575      257  13,950 SH       Sole           13,950
POWERSHARES QQQ TRUST          UNIT SER 1     73935A104      384   9,870 SH       Sole            9,770         100
PPG INDS INC.                  COM            693506107      295   5,064 SH       Sole            5,064
PRICE T ROWE GROUP INC.        COM            74144T108    2,712  50,485 SH       Sole           35,520      14,965
PROCTER & GAMBLE CO.           COM            742718109    2,352  33,754 SH       Sole           33,254         500
ROYAL DUTCH SHELL PLC          SPONS ADR A    780259206    1,540  26,100 SH       Sole           26,100
SAP AKTIENGESELLSCHAFT         SPONSORED ADR  803054204    1,871  35,013 SH       Sole           29,713       5,300
SARA LEE CORP.                 COM            803111103      293  23,197 SH       Sole           23,197
SELECT SECTOR SPDR TR          SBI INT-FINL   81369Y605      358  18,000 SH       Sole           17,360         640
SNAP ON INC.                   COM            833034101      796  15,123 SH       Sole           15,123
SPDR TR                        UNIT SER 1     78462F103      519   4,475 SH       Sole            4,475
STATE STREET CORP.             COM            857477103    2,519  44,295 SH       Sole           31,460      12,835
SYNGENTA AG                    SPONSORED ADR  87160A100    1,958  46,270 SH       Sole           34,060      12,210
TEXAS INSTRUMENTS INC.         COM            882508104    1,738  80,846 SH       Sole           58,366      22,480
THERMO FISHER SCIENTIF         COM            883556102    2,683  48,775 SH       Sole           38,070      10,705
TRANSOCEAN INC NEW             SHS            G90073100    2,322  21,140 SH       Sole           16,448       4,692
UNIBANCO-UNIAO DE BANC         GDR REP PFD UT 90458E107      462   4,576 SH       Sole            4,491          85
UNION PAC CORP.                COM            907818108    2,061  28,964 SH       Sole           21,594       7,370
US BANCORP DEL                 COM NEW        902973304    2,519  69,944 SH       Sole           69,944
VEOLIA ENVIRONNEMENT           SPONSORED ADR  92334N103      487  11,800 SH       Sole           11,800
WARNACO GROUP INC.             COM NEW        934390402    2,362  52,142 SH       Sole           39,802      12,340
WEATHERFORD INTL LTD.          COM            G95089101    1,126  44,800 SH       Sole           44,800
WEYCO GROUP INC.               COM            962149100      241   7,200 SH       Sole            7,200
WEYERHAEUSER CO.               COM            962166104      273   4,500 SH       Sole            4,500
REPORT SUMMARY                            100            141,728